Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Navios Maritime Midstream Partners L.P. and Subsidiaries

		Country of incorporation	Statement of Operations
Company name	Vessel name		2014	2013	2012
Navios Maritime Midstream Operating LLC	—	Marshall Islands	11/18—12/31	—	—
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1—12/31	1/1—12/31	1/1—12/31